INITIAL PUBLIC OFFERING (Details) - USD ($)				4 Months Ended
	Dec. 09, 2021	Dec. 09, 2021	Dec. 06, 2021	Dec. 31, 2021
INITIAL PUBLIC OFFERING
Purchase price, per unit				$ 10.10
Proceeds from issuance initial public offering				$ (207,000,000)
Initial Public Offering and Over Allotment Option
INITIAL PUBLIC OFFERING
Number of units issued	20,700,000
Proceeds from issuance initial public offering	$ 207,000,000
Initial Public Offering
INITIAL PUBLIC OFFERING
Number of units issued			18,000,000
Purchase price, per unit			$ 10.00
Number of shares included in each unit			1
Number of rights included in each unit			1
Number of shares issuable per right			0.10
Proceeds from issuance initial public offering	$ 207,000,000		$ 180,000,000
Initial Public Offering | Public Warrants
INITIAL PUBLIC OFFERING
Number of rights included in each unit			1
Number of shares issuable per right			0.1
Over-allotment option
INITIAL PUBLIC OFFERING
Number of units issued	20,700,000	2,700,000	2,700,000	2,700,000
Purchase price, per unit	$ 10.00	$ 10.00
Proceeds from issuance initial public offering		$ 27,000,000